RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance in the years ended December 31, 2018, 2017 and 2016 are as follows;

(in thousands of $)	2018	2017	2016
Charter hire paid (principal and interest)	47,324	75,055	93,545
Lease termination receipt	—	—	—
Lease termination payments	(22,391)	(19,006)	(293)
Lease interest expense	16,400	25,980	35,417
Contingent rental income	(19,738)	(26,148)	(18,621)
Remaining lease obligation	99,784	299,016	422,600

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands of $)	2018	2017	2016
Seatankers Management Co. Ltd	7,152	3,420	6,057
Ship Finance International Limited	2,001	3,473	1,552
Golden Ocean Group Limited	7,138	6,671	9,387
Seatankers Management Norway AS	735	767	919
Arcadia Petroleum Limited	—	—	929
Seadrill Limited	279	470	656
Archer Limited	317	238	235
Flex LNG Limited	1,788	4,432	1,204
Deep Sea Supply Plc	43	67	130
North Atlantic Drilling Ltd	29	37	48
Northern Drilling Ltd	43	—	—
Other related parties	15	—	—

Schedule of related party receivables
A summary of balances due from related parties at December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	1,653	1,239
Seatankers Management Co. Ltd	2,657	52
Archer Ltd	173	88
VLCC Chartering Ltd	81	81
Golden Ocean Group Limited	2,370	1,953
Seadrill Limited	538	489
Deep Sea Supply Plc	68	68
Arcadia Petroleum Limited	—	—
Flex LNG Limited	210	979
North Atlantic Drilling Ltd	116	103
Other related parties	29	16
	7,895	5,068

Schedule of Related Party Payables
A summary of balances due to related parties at December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	8,886	6,349
Seatankers Management Co. Ltd	3,236	1,345
Golden Ocean Group Limited	5,558	1,227
Flex LNG Limited	1,058	—
	18,738	8,921